Intangible Assets, Net - Schedule of Intangible Assets (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Finite Lived Intangible Assets [Line Items]
Total cost	¥ 845,720	¥ 843,702
Less: accumulated amortization	(286,012)	(172,306)
Intangible assets, net	559,708	671,396
Trademark
Finite Lived Intangible Assets [Line Items]
Total cost	652,911	657,166
Software
Finite Lived Intangible Assets [Line Items]
Total cost	45,223	39,499
Customer Relationship
Finite Lived Intangible Assets [Line Items]
Total cost	95,303	94,932
Technique
Finite Lived Intangible Assets [Line Items]
Total cost	45,383	45,205
Non-complete
Finite Lived Intangible Assets [Line Items]
Total cost	¥ 6,900	¥ 6,900